REVENUE RECOGNITION	6 Months Ended
Jun. 30, 2021
Airspan [Member]
REVENUE RECOGNITION

3.	REVENUE RECOGNITION

The following is a summary of revenue by category (in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2021	2020	2021	2020

Products sales	$34,458	$15,633	$72,512	$33,892
Non-recurring engineering (“NRE”)	4,771	5,387	6,896	8,652
Product maintenance contracts	327	2,901	3,252	5,797
Professional service contracts	1,909	2,940	3,795	5,629
Software licenses	527	728	1,114	949
Other	56	204	414	452
Total revenue	$42,048	$27,793	$87,983	$55,371

For all of the Company’s product sales, revenue is recognized when control of the product is transferred to the customer (i.e., when the Company’s performance obligation is satisfied), which typically occurs at shipment of the product. For product sales, the Company generally does not grant return privileges, except for defective products during the warranty period. Sales taxes collected from customers are excluded from revenues.

Revenue from non-recurring engineering is recognized at a point in time or over-time depending on if the customer controls the asset being created or enhanced. For new product design or software development services, the customer does not control the asset being created, the customer is not simultaneously receiving or consuming the benefits from the work performed and the work performed has alternative use to the Company. Therefore, revenue related to these projects is recognized at a point in time which is when the specified developed technology has been delivered and accepted by the customer. Revenue recognized at a point in time for these services amounted to $1.4 million and $3.2 million for the three months ended June 30, 2021 and 2020, respectively and $3.5 million and $4.6 million for the six months ended June 30, 2021 and 2020, respectively. For services performed on a customer’s owned asset, since the customer controls the asset being enhanced, revenue is recognized over time as services are rendered. Revenue recognized over time for these services using a cost-based input method amounted to $3.4 million and $2.2 million for the three months ended June 30, 2021 and 2020, respectively, and $3.4 million and $4.0 million for the six months ended June 30, 2021 and 2020, respectively. The Company is allowed to bill for services performed under the contract in the event the contract is terminated.

Revenue from professional service contracts primarily relates to training and other consulting arrangements performed by the Company for its customers. Revenues from professional services contracts provided on a time and materials basis are recognized when the Company has the right to invoice under the practical expedient as amounts correspond directly with the value of the services rendered to date.

Revenue from product maintenance contracts is recognized over time as the Company’s performance obligations are satisfied. This is typically the contractual service period, which is generally one year. Maintenance and support services are a distinct performance obligation that includes the stand-ready obligation to provide telephone support, bug fixes and unspecified software upgrades and updates provided on a when-and-if-available basis and/or extended hardware warranty, which is considered a service type warranty.

Revenue from software licenses is primarily related to the sale of perpetual licenses to customers. The software delivered to the customer has stand-alone functionality and the customer can use the intellectual property as it exists at any time. Therefore, the Company recognizes revenue when the software license is delivered to the customer. There are no further performance obligations once the software license is delivered to the customer.

Payment terms to customers generally range from net 30 to 120 days from invoice, which are considered to be standard payment terms. The Company assesses its ability to collect from its customers based primarily on the creditworthiness and past payment history of the customer. The Company has elected to apply the practical expedient that allows an entity to not adjust the promised amount of consideration in customer contracts for the effect of a significant financing component when the period between the transfer of product and services and payment of the related consideration is less than one year. The estimated cost of any post-sale obligations, including basic product warranties, is accrued at the time revenue is recognized based on a number of factors, which include historical experience and known conditions that may impact future warranty costs.

The Company accounts for shipping and handling activities as a fulfilment cost rather than an additional promised service. Therefore, revenue related to shipping and handling activities is included in product revenues. Shipping and handling costs are accrued and recorded as cost of revenue when the related revenue is recognized. Billings to customers for reimbursement of out-of-pocket expenses, including travel, lodging and meals, are recorded as revenue, and the associated costs incurred by the Company for those items are recorded as cost of revenue. Revenue related to the reimbursement of out-of-pocket costs are accounted for as variable consideration.

Contract Balances

A contract asset is recorded when revenue is recognized in advance of our right to receive consideration (i.e., we must perform additional services in order to receive consideration). Amounts are recorded as receivables when our right to consideration is unconditional. When consideration is received, or we have an unconditional right to consideration in advance of delivery of goods or services, a contract liability is recorded. The transaction price can include non-refundable upfront fees, which are allocated to the identifiable performance obligations.

Contract assets are included within accounts receivables and contract liabilities are included in deferred revenue in our condensed consolidated balance sheets. The opening and closing balances of our contract asset and liability balances from contracts with customers as of December 31, 2020 and June 30, 2021 were as follows:

	Contracts Assets	Contracts Liabilities

Balance as of December 31, 2020	$5,361	$7,521
Balance as of June 30, 2021	11,917	4,729
Change	$6,556	$(2,792)

Revenues for the three and six months ended June 30, 2021 and 2020, include the following:

	Three Months Ended June 30,		Six Months Ended June 30,
	2021	2020	2021	2020

Amounts included in the beginning of year contract liability balance	$877	$422	$4,427	$1,814

Costs to Obtain or Fulfill a Contract

The Company capitalizes commission expenses paid to internal sales personnel and sales agent commissions that are incremental to obtaining customer contracts, for which the related revenue is recognized over a future period. These costs are incurred on initial sales of product, maintenance and professional services and maintenance and support contract renewals. The Company defers these costs and amortizes them over the period of benefit, which the Company generally considers to be the contract term or length of the longest delivery period as contract capitalization costs in the condensed consolidated balance sheets. Commissions paid relating to contract renewals are deferred and amortized on a straight-line basis over the related renewal period as commissions paid on renewals are commensurate with commissions paid on initial sales transactions. Costs to obtain or fulfil contracts were not significant for the three months ended June 30, 2021 and 2020. Costs to obtain a contract for development and engineering service contracts are expensed as incurred in accordance with the practical expedient as the contractual period of these contracts are generally one year or less.

Warranty Liabilities

The Company provides a limited warranty for periods, usually ranging from 12 to 24 months, to all purchasers of its new products. Warranty expense is accrued on the sale of products and is recognized as a cost of revenue. The expense is estimated based on analysis of historic costs and other relevant factors.

Information regarding the changes in the Company’s product warranty liabilities for the three and six months ended June 30, 2021 and 2020 is as follows (in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2021	2020	2021	2020
Balance, beginning of period	$1,019	$986	$1,019	$981
Accruals	168	150	260	181
Settlements	(88)	(169)	(180)	(195)
Balance, end of period	$1,099	$967	$1,099	$967